UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Satuit Capital U.S. Emerging Companies Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 98.68%

Communications Equipment - 0.96%
204,120	Turtle Beach Corp. *	$1,651,331

Computer Peripheral Equipment - 1.27%
169,800	Ruckus Wireless, Inc. *	2,192,118

Crude Petroleum & Natural Gas - 8.31%
341,500	Abraxas Petroleum Corp. *	1,741,650
167,900	Callon Petroleum Co. *	1,658,852
277,100	Gaster Exploration, Inc. *	1,834,402
192,000	GeoPark, Ltd. *	1,904,640
165,810	Ring Energy, Inc. *	2,868,513
22,900	SM Energy Co.	1,798,566
236,900	Synergy Resources Corp. *	2,492,188
		14,298,811
Deep Sea Foreign Transportation - 1.22%
159,200	Ardmore Shipping Corp.	2,090,296

Electromedical & Electrotherapeutic Apparatus - 1.18%
70,800	Natus Medical, Inc. *	2,036,916

Electronic Computers - 3.28%
84,700	Omnicell, Inc. *	2,320,780
127,200	Super Micro Computer, Inc. *	3,328,824
		5,649,604
Engines & Turbines - 1.46%
41,100	Power Solutions International, Inc. *	2,510,388

Food & Kindred Products - 1.13%
129,400	Amira Nature Foods, Ltd. (United Arab Emirates) *	1,942,294

General Building Contractors-Residential - 0.85%
131,800	Installed Building Products, Inc. *	1,460,344

In Vitro & In Vivo Diagnostic Substances - 2.48%
758,000	Immunomedics, Inc. *	2,455,920
77,800	Trinity Biotech Plc. ADR	1,807,294
		4,263,214
Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.82%
103,500	CECO Environmental Corp.	1,405,530

Industrial Inorganic Chemicals - 0.99%
89,593	Luxfer Holdings Pls.	1,703,163

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.60%
295,200	Xcerra Corp. *	2,760,120

Metal Forgings & Stampings - 1.85%
53,700	Park-Ohio Holdings Corp.	3,187,632

Metal Mining - 1.15%
307,500	American Eagle Energy Corp. *	1,977,225

Miscellaneous Food Preparation - 1.72%
245,650	Inventure Foods, Inc. *	2,960,083

Motor Vehicle Parts & Accessories - 1.53%
63,000	Gentherm, Inc. *	2,636,550

Motorcycles, Bicycles & Parts - 0.94%
108,300	Fox Factory Holding Corp. *	1,611,504

National Commercial Banks - 1.09%
234,000	Intervest Bancshares Corp. Class-A	1,867,320

Oil & Gas Field Machinery & Equipment - 1.31%
115,700	Tesco Corp.	2,258,464

Oil & Gas Field Services, NEC - 1.43%
78,700	Natural Gas Services Group, Inc. *	2,455,440

Optical Instruments & Lenses - 1.15%
194,500	Nova Measuring Instruments Ltd. (Israel) *	1,970,285

Ordnance & Accessories (No Vehicles/Guided Missiles) - 0.99%
141,900	Taser International, Inc. *	1,711,314

Orthopedic, Prosthetic & Surgi - 1.46%
110,300	Exactech, Inc. *	2,508,222

Paper Mills - 1.00%
65,200	Orchids Paper Products Co.	1,721,280

Pharmaceutical Preparations - 1.32%
85,500	BioSpecifics Technologies, Corp. *	2,234,970
5,000	Horizon Pharma, Inc. *	42,550
		2,277,520
Pumps & Pumping Equipment - 0.92%
54,600	Gorman-Rupp Co.	1,582,308

Railroads, Line-Haul Operating & Equipment - 0.59%
58,200	Providence & Worcester Railroad Co.	1,018,500

Refuse Systems - 0.96%
201,000	Vertex Energy, Inc. *	1,652,220

Retail-Auto Dealers & Gasoline Stations - 0.20%
40,500	West Marine, Inc. *	347,490

Retail-Eating Places - 6.27%
101,100	Del Frisco's Restaurant Group, Inc. *	2,155,452
601,100	Diversified Restaurant Holdings, Inc. *	2,819,159
46,600	Fiesta Restaurant Group, Inc. *	2,114,708
106,600	Kona Grill, Inc. *	1,964,638
153,000	Ruth's Hospitality Group, Inc.	1,736,550
		10,790,507
Retail-Family Clothing Stores - 1.05%
139,700	Stein Mart, Inc.	1,813,306

Retail-Retail Stores, NEC - 2.13%
376,000	1-800-Flowers.com, Inc. *	1,925,120
92,000	Kirkland's, Inc. *	1,730,520
		3,655,640
Retail-Women's Clothing Stores - 1.49%
300,500	Christopher & Banks Corp. *	2,569,275

Savings Institution, Federally Chartered - 2.66%
493,400	1st Constitution Bancorp. *	2,057,478
28,800	Atlantic Coast Financial Corp. *	2,148,192
27,600	HF Financial Corp. *	370,254
		4,575,924
Security Brokers, Dealers & Flotation Companies - 1.24%
76,100	FBR & Co. *	2,127,756

Semiconductors & Related Devices - 7.19%
230,500	Applied Micro Circuits Corp. *	1,922,393
41,300	Cabot Microelectronics Corp. *	1,659,847
122,900	Integrated Sillicon Solution, Inc.	1,796,798
198,400	Ixys Corp.	2,265,728
45,000	NVE Corp. *	2,985,750
200,800	Ultra Clean Holdings, Inc. *	1,740,936
		12,371,452
Services-Business Services, NEC - 4.06%
31,000	Lionbridge Technologies, Inc. *	1,776,300
157,400	Radware, Ltd. *	2,579,786
121,300	Reis, Inc.	2,621,293
		6,977,379
Services-Commercial Physical Biological Research - 2.67%
107,100	Albany Molecular Research, Inc. *	2,039,184
163,100	Exact Sciences Corp. *	2,545,991
		4,585,175
Services-Computer Integrated Services - 0.88%
179,800	Aeroive Networks, Inc. *	1,510,320

Services-Computer Processing & Data Preparations - 0.44%
77,767	Carbonite, Inc. *	756,673

Services-Computer Programming - 1.48%
150,000	Perficient, Inc. *	2,548,500

Services-Health Services - 1.47%
72,600	Us Physical Therapy, Inc.	2,536,644

Services-Prepackaged Software - 2.41%
264,100	IntraLinks Holdings, Inc. *	2,118,082
146,700	Tangoe, Inc. *	2,024,460
		4,142,542
Ship & Boat Building & Repairing - 1.06%
94,900	Malibu Boats, Inc. *	1,826,825

Special Industry Machinery, NEC - 1.65%
205,100	Manitex International, Inc. *	2,834,482

State Commercial Banks - 3.98%
298,000	Community Bankers Trust Corp. *	1,297,790
138,597	Customers Bancorp, Inc.	2,627,799
30,927	First Capital Bancorp, Inc. *	137,161
186,580	Monarch Financial Holding, Inc.	2,192,315
53,700	Southern National Bancorp of Virinia, Inc.	590,700
		6,845,765
Surgical & Medical Instruments & Apparatus - 5.09%
289,700	Lemaitre Vascular, Inc.	2,349,467
98,700	Luminex Corp. *	1,796,340
94,600	SurModics, Inc. *	1,796,454
113,900	Vascular Solutions, Inc. *	2,809,913
		8,752,174
Switchgear & Switchboard Apparatus - 0.71%
20,927	Powell Industries, Inc.	1,222,346

Telephone Communications (No Radio Telephone) - 2.36%
238,500	8x8, Inc. *	1,927,080
614,500	Vonage Holdings Corp. *	2,138,460
		4,065,540
Trucking - 2.18%
92,800	Celadon Group, Inc.	1,971,072
72,900	Universal Truckload Services, Inc.	1,770,741
		3,741,813
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.02%
187,100	Aegean Marine Petroleum Network, Inc. (Greece)	1,762,482

TOTAL FOR COMMON STOCKS (Cost $157,675,167) - 98.68%		$ 169,720,006

WARRANTS - .00%
37,500	Horizon Pharma Inc. *	0

TOTAL FOR WARRANTS (Cost $0) - .00%		$ 0

TOTAL INVESTMENTS (Cost $164,674,477) - 98.68%		$ 169,720,006

OTHER ASSETS LESS LIABILITIES - 1.32%		2,278,343

NET ASSETS - 100.00%		$ 171,998,349

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $164,674,477 amounted to $15,044,839, which consisted of aggregate gross unrealized appreciation of $21,756,595 and aggregate gross unrealized depreciation of $6,711,756.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2014:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$169,720,006	$0	$0	$169,720,006
Warrants	$0	$0	$0	$0
Total	$169,720,006	$0	$0	$169,720,006

Satuit Capital U.S. Small Cap Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 94.13%

Air-Cond & Warm Air Heating Equipment - 1.02%
70	Lennox International, Inc.	$ 5,972

Biological Products (No Diagnostic Substances - 1.15%
720	PDL BioPharma, Inc.	6,754

Carpet & Rugs - 1.13%
420	Interface, Inc.	6,657

Chemical & Allied Product - 1.04%
295	OCI Partners LP	6,080

Communications Equipment, NEC - 0.95%
690	Turtle Beach Corp. *	5,582

Computer Peripheral Equipment - 2.26%
415	Logitech International SA (Switerland)	6,059
560	Ruckus Wireless, Inc. *	7,230
		13,289
Construction Special Trade Contractors - 1.01%
220	Matrix Service Co. *	5,907

Crude Petroleum & Natural Gas - 8.71%
725	Bellatrix Exploration, Ltd. *	5,372
105	Bonanza Creek Energy, Inc. *	5,887
200	Goodrich Petroleum Corp. *	3,852
140	Oasis Petroleum, Inc. *	7,483
310	Rex Energy Corp. *	4,275
220	Rice Energy, Inc. *	5,786
220	RSP Permian, Inc. *	6,501
200	Sanchez Energy Corp. *	6,344
535	Synergy Resources Corp. *	5,628
		51,128
Cut Stone & Stone Products - 0.81%
110	Caesarstone Sdot-Yam, Ltd. (Israel)	4,770

Deep Sea Foreign Transportation - 1.02%
215	Navigator Holdings Corp. *	5,988

Drilling Oil & Gas Wells - 1.15%
420	Northern Oil & Gas, Inc. *	6,758

Electrical Industrial Apparatus - 1.05%
280	Hollysys Automation Technologies, Ltd. *	6,182

Electromedical & Electrotherapeutic Apparatus - 1.13%
230	Natus Medical, Inc. *	6,617

Electronic Computers - 1.76%
395	Super Micro Computers, Inc. *	10,337

Engines & Turbines - 1.04%
100	Power Solutions International, Inc. *	6,108

Fabricated Structural Metal Products - 1.72%
125	Proto Labs, Inc. *	10,125

Fire, Marine & Casualty Insurance - 1.02%
410	Third Point Reinsurance, Ltd. *	5,970

General Industrial Machinery & Equipment - 1.09%
80	Zebra Technologies Corp. *	6,406

In Vitro & In Vivo Diagnostic - 0.80%
1,450	Immunomedics, Inc. *	4,698

Industrial Trucks, Tractors, Trailers & Stackers - 0.95%
70	Hyster-Yale Materials Handling, Inc.	5,607

Lessors of Real Property, NEC - 1.01%
175	HFF, Inc.	5,943

Motor Homes - 0.95%
105	Thor Industries, Inc.	5,562

Motor Vehicle Parts & Accessories - 4.93%
320	American Axle & Manufacturing Holdings, Inc. *	5,885
240	Gentherm, Inc. *	10,044
285	Remy International, Inc.	6,321
105	Tenneco, Inc. *	6,689
		28,939
Oil & Gas Field Services, NEC - 1.09%
205	Natural Gas Services Group, Inc. *	6,396

Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.23%
600	TASER International, Inc. *	7,236

Paperboard Mills - 1.35%
6,600	Graphic Packaging Holding Co. *	7,920

Patent Owners & Lessors - 1.16%
155	InterDigital, Inc.	6,834

Pharmaceutical Preparaions - 0.92%
160	Lanett Co., Inc. *	5,378

Plastics Products, NEC - 0.97%
495	Entegris, Inc. *	5,688

Pumps & Pumping Equipment - 0.89%
180	Groman-Rupp Co.	5,216

Retail-Computer & Computer Software Stores - 1.14%
160	GameStop Corp.	6,715

Retail-Eating Places - 3.53%
260	Bloomin' Brands, Inc. *	5,093
360	Del Frisco's Restaurant Group, Inc. *	7,675
175	Fiesta Restaurant Group, Inc. *	7,942
		20,710
Retail-Family Clothing Stores - 0.97%
440	Stein Mart, Inc.	5,711

Retail-Shoe Stores - 1.16%
260	Finish Line, Inc. Class-A	6,835

Retail-Women's Clothing Stores - 1.43%
985	Christopher & Banks Corp. *	8,422

Rolling Drawing & Extruding of Nonferrous Metals - 0.93%
130	Encore Wire Corp.	5,452

Rubber & Plastic Footwear - 1.66%
110	Deckers Outdoor, Inc. *	9,736

Savings Institution, Federally Chartered - 1.27%
100	Bofi Holding, Inc. *	7,459

Secondary Smelting & Refining - 1.09%
220	Constellium N.V. *	6,376

Semiconductors & Related Devices - 6.41%
715	Applied Micro Circuits Corp. *	5,963
140	Cabot Microelectronics Corp. *	5,627
360	Finisar Corp. *	7,103
415	Integrated Device Technology, Inc. *	5,959
565	InvenSense, Inc. *	13,001
		37,653
Services-Commercial Physical & Biological Research - 3.46%
120	Charles River Laboratories International, Inc. *	6,505
455	Exact Sciences Corp. *	7,103
125	Parexel International Corp. *	6,695
		20,303
Services-Computer Processing & Data Preparations - 2.14%
770	Five9, Inc. *	5,606
325	Pegasystems, Inc.	6,945
		12,551
Services-Computer Programming - 1.09%
180	iGATE Corp. *	6,422

Services-Consumer Credit Reporting, Collection Agencies - 1.10%
110	Portfolio Recovery Associates, Inc. *	6,485

Services-Health Services - 1.04%
175	Us Physical Therapy, Inc.	6,114

Services-Misc. Health & Allied Services, NEC - 1.32%
150	ICON Public Limited, Co. *	7,770

Services-Offices & Clinics of Doctors of Medicine - 1.06%
130	AmSurg Corp. *	6,209

Services-Prepackaged Software - 0.87%
300	AVG Technologies N.V. *	5,100

Ship & Boat Building & Repairing - 3.28%
1,000	Malibu Boats, Inc. *	19,250

State Commercial Banks - 2.07%
318	Customers Bancorp, Inc.	6,029
1,400	Community Bankers Trust Corp. *	6,097
		12,126
Surgical & Medical Instruments - 4.06%
180	Cantel Medical Corp. *	6,036
260	Globus Medial, Inc. *	5,798
105	ICU Medical, Inc. *	6,116
325	Luminex Corp. *	5,915
		23,865
Telegraph & Other Message Communications - 1.08%
130	j2 Global, Inc.	6,359

Telephone Communications (No Radio Telephone) - 0.90%
1,525	Vonage Holdings Corp. *	5,307

Trucking (No Local) - 0.93%
225	Universal Truckload Services, Inc.	5,465

Watches, Clocks, Clockwork Opeerated Devices/Parts - 0.98%
140	Movado Group, Inc.	5,730

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.83%
205	Primoris Services Corp.	4,895

Wholesale-Groceries & Related - 0.98%
80	Domino's Pizza, Inc.	5,760

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.06%
700	Lumenis, Ltd. *	6,216

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.97%
605	Aegean Marine Petrol Networks, Inc.	5,699

TOTAL FOR COMMON STOCKS (Cost $532,821) - 94.13%		$ 552,742

TOTAL INVESTMENTS (Cost $532,821) - 94.13%		$ 552,742

OTHER ASSETS LESS LIABILITIES - 5.87%		34,460

NET ASSETS - 100.00%		$ 587,202

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Small Cap Fund
1. SECURITY TRANSACTIONS

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $532,821 amounted to $19,921, which consisted of aggregate gross unrealized appreciation of $47,458 and aggregate gross unrealized depreciation of $27,537.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2014:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$552,742	$0	$0	$552,742
Total	$552,742	$0	$0	$552,742

Satuit Capital U.S. SMID Cap Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 87.68%

Abrasive, Asbestos & Misc. Nonmetallic Mineral Product - 1.08%
90	CARBO Ceramics, Inc.	$ 11,209

Air Transportation, Scheduled - 1.40%
95	Copa Holdings SA Class-A (Panama)	14,428

Air-Cond & Warm Air Heating Equip & Comm & Indle Refrig Equip - 1.07%
130	Lennox International, Inc.	11,092

Ball & Roller Bearings - 0.64%
150	Timken Co.	6,645

Biological Products (No Diagnostic Substances) - 0.99%
110	Techne Corp.	10,265

Calculating & Accounting Machines - 1.06%
355	NCR Corp. *	10,987

Cement, Hydraulic - 1.23%
140	Eagle Materials, Inc.	12,715

Computer Communications Equipment - 1.14%
105	F5 Networks, Inc. *	11,822

Construction Special Trade Contractors - 1.15%
200	Chicago Bridge & Iron Co. N.V. (Netherlands)	11,864

Crude Petroleum & Natural Gas - 5.32%
235	Athlon Energy, Inc. *	11,200
270	Oasis Petroleum, Inc. *	14,432
430	Rice Energy, Inc. *	11,309
200	Rosetta Resources, Inc. *	10,214
340	Ultra Petroleum Corp. *	7,793
		54,948
Dental Equipment & Supplies - 1.01%
130	Siro Dental Systems, Inc. *	10,426

Engines & Turbines - 0.86%
145	Power Solutions International, Inc. *	8,857

Food & Kindred Products - 1.08%
130	The Hain Celestial Group, Inc. *	11,115

Household Appliances - 1.13%
250	AO Smith Corp.	11,675

Household Furniture - 0.90%
170	Tempur Sealy International, Inc. *	9,301

In Vitro & In Vivo Diagnostic - 1.07%
305	Myriad Genetics, Inc. *	11,011

Industrial Instruments for Measurement, Display & Control - 1.01%
225	Sensata Technologies Holding N.V. *	10,404

Industrial Organic Chemicals - 1.13%
180	Methanex Corp.	11,713

Instruments for Measuring & Testing - 1.07%
605	Teradyne, Inc.	11,023

Investment Advice - 2.23%
1,515	Fortress Investment Group, LLC	10,968
885	Och-Ziff Capital Management Group, LLC	12,045
		23,013
Lessors of Real Property, NEC - 1.17%
355	HFF, Inc.	12,056

Metalworking Machinery & Equipment - 0.93%
145	Lincoln Electric Holdings, Inc.	9,634

Mmiscellaneous Chemical Product - 1.02%
105	Cytec Industries, Inc.	10,589

Motor Homes - 1.00%
195	Thor Industries, Inc.	10,329

Motor Vehicle Parts & Accessories - 6.12%
190	BorWarner, Inc.	11,827
315	Gentherm, Inc. *	13,183
380	Gextex Corp.	10,982
195	Tecceco, Inc. *	12,422
145	TRW Automotive Holdings Corp. *	14,832
		63,246
Motor Vehicles & Passenger Cars - 1.86%
205	Oshkosh Corp. *	9,475
100	WABCO Holdings, Inc.	9,748
		19,223
Oil & Gas Field Machinery & Equipment - 0.93%
290	Forum Energy Technologies, Inc. *	9,654

Oil & Gas Field Services, NEC - 3.70%
60	Core Laboratories N.V. (Netherlands)	8,786
100	Emerge Energy Services LP	10,666
135	Oceaneering International, Inc.	9,168
425	RPC, Inc.	9,562
		38,182
Ophthalmic Goods - 1.09%
70	The Cooper Companies, Inc.	11,262

Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.09%
935	TASER International, Inc. *	11,276

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.84%
160	Align Technology, Inc. *	8,674

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.05%
145	The Valspar Corp.	10,882

Paperboard Containers & Boxes - 1.02%
160	Packaging Corp of America	10,586

Pharmaceutical Preparations - 5.04%
310	Akorn, Inc. *	10,518
75	Jazz Pharmaceuticals Public Limited Co. (Ireland) *	10,480
125	Mallinckrodt Plc *	8,703
110	Pharmacyclics, Inc. *	13,248
100	United Therapeutics Corp. *	9,094
		52,043
Plastics, Foil & Coated Paper - 1.18%
210	Celanese Corp.	12,224

Pumps & Pumping Equipment - 0.93%
130	Graco, Inc.	9,640

Radio & TV Broadcasting & Communication - 1.09%
330	ARRIS Group, Inc. *	11,276

Retail-Computer & Computer Software - 1.24%
305	GameStop Corp. Class-A	12,801

Retail-Drug Stores & Proprietary Stores - 1.63%
270	Omnicare, Inc.	16,875

Retail-Eating Places - 1.29%
625	Del Frisco's Restaurant Group, Inc. *	13,325

Rubber & Plastic Footwear - 1.37%
160	Decker Outdoor, Inc. *	14,162

Semiconductors & Related Devices - 6.39%
1,305	Applied Micro Circuits Corp. *	10,884
1,435	Atmel Corp. *	11,767
530	Finisar Corp. *	10,457
690	Integrated Devices Technology, Inc. *	9,908
175	IPG Photonics Corp. *	11,786
250	Microchip Technology, Inc.	11,255
		66,057
Services-Automotive Repair Services - 1.00%
1,815	GKN Plc.	10,364

Services-Business Services, NEC - 1.12%
255	MSCI, Inc. *	11,539

Services-Commercial Physical & Biological Research - 2.34%
865	Exact Sciences Corp. *	13,503
195	Quintiles Transnational Holding, Inc. *	10,711
		24,214
Services-Computer Integrated Systems Design - 1.02%
190	Open Text Corp.	10,573

Services-Computer Processing & Data Preparation - 1.22%
1,730	Five9, Inc. *	12,594

Services-Consumer Credit Reporting, Collection Agencies - 1.20%
210	Portfolio Recovery Associates, Inc. *	12,381

Services-Equipment Rental & Leasing, NEC - 1.18%
115	United Rentals, Inc. *	12,178

Services-Hospitals - 2.04%
250	Healthsouth Corp.	9,582
195	MEDNAX, Inc.	11,540
		21,122
Services-Prepackaged Software - 1.09%
600	ACI Worldwide, Inc. *	11,244

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.32%
75	Timken Steel Corp. *	3,263

Surgical & Medical Instruments - 0.99%
95	Teleflex, Inc.	10,235

Tires & Inner Tubes - 1.06%
435	The Goodyear Tire & Rubber Co.	10,953

Wholesale-Electronic Parts & Equipment - 1.13%
275	Avnet, Inc.	11,641

Wholesale-Miscellaneous Nondurable Goods - 1.27%
235	Jarden Corp. *	13,136

Wholesale-Motor Vehicles & Motor Vehicles & Parts - 1.06%
420	LKQ Corp. *	10,985

X-Ray Apparatus & Tubes & Related Irradiation Appartus - 1.06%
420	Hologic, Inc. *	10,949

TOTAL FOR COMMON STOCKS (Cost $293,779) - 87.68%		$ 905,880

TOTAL INVESTMENTS (Cost $877,364) - 87.68%		$ 905,880

OTHER ASSETS LESS LIABILITIES - 12.32%		127,277

NET ASSETS - 100.00%		$ 1,033,157

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. SMID Cap Fund
1. SECURITY TRANSACTIONS

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $877,364 amounted to $28,516, which consisted of aggregate gross unrealized appreciation of $62,315 and aggregate gross unrealized depreciation of $33,799.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2014:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$905,880	$0	$0	$905,880
Total	$905,880	$0	$0	$905,880

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date October 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date October 8, 2014